Income Taxes - Difference Between Total Tax Expense and Amount Computed by Applying Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Statutory rate applied to income	$ 180,449	$ 208,874	$ 325,742
Plus state income taxes, net of Federal tax benefit	27,030	33,088	27,537
Taxation of foreign operations, net	(17,663)	(7,862)	(33,870)
U.S. tax reform - transition tax	4,492	4,875	37,132
Book tax basis difference in investment	0	(11,944)	0
Valuation allowance	4,503	20,505	1,362
Other	7,782	(1,395)	2,367
Income tax expense, total	212,808	245,104	366,864
Domestic Tax Authority
Income Tax Contingency [Line Items]
Deferred tax remeasurement	0	424	15,932
Foreign Tax Authority
Income Tax Contingency [Line Items]
Deferred tax remeasurement	$ 6,215	$ (1,461)	$ (9,338)